Schedule of Amortization Rates (Details)	12 Months Ended
Dec. 31, 2013
Equipment [Member]
Amortization Rate	30.00%
Computer hardware [Member]
Amortization Rate	30.00%
Office furniture [Member]
Amortization Rate	20.00%
Computer software [Member]
Amortization Rate	50.00%